Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Tax paid
Net amounts (receivable)/payable at beginning of year	R (4,754)	R 309	R (984)
Disposal of businesses	40		(1)
Net interest and penalties on tax	(17)	(41)	(630)
Income tax per income statement	9,509	930	5,846
Reclassification to held for sale	(304)	29	6
Foreign exchange differences recognised in income statement	(14)	48	4
Translation of foreign operations	513	(370)	14
Current tax beginning balance and expenses	4,973	905	4,255
Net tax receivable/(payable) at end of year	307	4,754	(309)
Tax payable	(806)	(665)	(1,039)
Tax receivable	1,113	5,419	730
Per the statement of cash flows	5,280	5,659	3,946
Dividend withholding tax		2
Normal tax including dividend withholding tax	5,280	5,659	3,946
South Africa
Tax paid
Normal tax	6,622	3,131	933
Foreign Countries
Tax paid
Normal tax	R (1,342)	R 2,526	R 3,013